COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Monthly Honorarium	$ 204	$ 252	$ 246
Brazil Minerals [Member]
Cost sharing	$ 1,250